INVESTMENT IN EQUITY SECURITIES (Details Narrative) - Rail Vision [Member] - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Apr. 04, 2022	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of issued and outstanding				10.20%	15.39%
Percentage of diluted basis				6.94%	12.25%
Selling fees		$ 1,847
Warrants held			242,280
Finance income			$ 1,444
Simple Agreement For Future Equity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments						$ 286
Additional shares invested	$ 715